Schedule IV (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Life insurance in-force
Gross Amount	$ 86,792				$ 105,704				$ 86,792		$ 105,704		$ 118,328
Ceded	49,007				63,548				49,007		63,548		72,188
Assumed	15,976				16,358				15,976		16,358		17,034
Net Amount	$ 53,761				$ 58,514				$ 53,761		$ 58,514		$ 63,174
% Amount Assumed to Net	29.70%				28.00%				29.70%		28.00%		27.00%
Insurance premium
Gross Amount									$ 360		$ 407		$ 336
Ceded									268		301		196
Assumed									40		42		47
Premiums	$ 27	$ 36	$ 32	$ 37	$ 33	$ 37	$ 38	$ 40	$ 132	[1]	$ 148	[1]	$ 187
% Amount Assumed to Net									30.30%		28.40%		25.10%
Life insurance
Insurance premium
Gross Amount									$ 325		$ 354		$ 273
Ceded									228		247		142
Assumed									37		38		42
Premiums									$ 134		$ 145		$ 173
% Amount Assumed to Net									27.60%		26.20%		24.30%
Accident and health
Insurance premium
Gross Amount									$ 25		$ 38		$ 36
Ceded									28		42		41
Assumed									3		4		5
Premiums									0		0		0
Payout annuity
Insurance premium
Gross Amount									10		15		27
Ceded									0		0		0
Assumed									0		0		0
Premiums									10		15		27
Annuity guaranteed benefits
Insurance premium
Gross Amount									0		0		0
Ceded									12		12		13
Assumed									0		0		0
Premiums									$ (12)		$ (12)		$ (13)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.